Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share-based Payment Expense	The amounts recognised in the income statement in respect of share-based payments were as follows:

			2024		2023		2022
	Notes	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m
PSP & RSP	28(a)	34	2	27	2	38	1
DSBS	28(b)	30	2	38	1	36	3
Other schemes		6	—	6	—	7	—
Total recognised in the income statement	3	70	4	71	3	81	4

Summary of Share-based Payment Liability	The Group has recorded liabilities in respect of vested and unvested grants at the end of 2024 and 2023:

		2024		2023
	Vested £m*	Unvested £m	Vested £m*	Unvested £m
PSP & RSP	(0.9)	2.0	(0.4)	0.8
DSBS	—	3.0	—	3.1
Total liability	(0.9)	5.0	(0.4)	3.9
Note:
*The reduction in the liabilities for vested LTIPs was due to shares being exercised at prices lower than the share price at date of grant.
Details of the movements for the equity- and cash-settled LTI schemes during the years ended 31 December 2024 and 31 December
2023, were as follows:

		2024		2023
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	7,806	198	8,960	196
Granted during the period	5,128	135	3,379	94
Exercised during the period	(1,765)	(64)	(2,401)	(51)
Forfeited during the period	(1,221)	(55)	(2,132)	(41)
Outstanding at end of year	9,948	214	7,806	198
Exercisable at end of year	369	11	513	24
Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2024 and 31 December
2023, were as follows:

		2024		2023
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	3,851	261	4,015	141
Granted during the period	1,053	48	1,675	211
Exercised during the period	(1,287)	(103)	(1,743)	(81)
Forfeited during the period	(81)	(21)	(96)	(10)
Outstanding at end of year	3,536	185	3,851	261
Exercisable at end of year	—	1	—	1

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options	Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

		2024		2023
	PSP & RSP	DSBS	PSP & RSP	DSBS
Expected volatility (%)	25.0	25.0	27.0	27.0
Average expected term to exercise (years)	3.0	3.0	3.0	3.0
Risk-free rate (%)	4.0	4.0	3.5	3.5
Expected dividend yield (%)	9.8	9.8	7.7	7.7
Share price at date of grant (£)	23.84	23.84	29.71	29.71
Fair value at grant date (£)*	15.92 / 17.75	17.75	23.15/23.61	23.61
Fair value at grant date (£)* - Management Board	13.38 / 17.75	17.75	20.46/23.61	23.61
Note:
*Where two figures have been quoted for the Long-Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.

Summary of Valuation Assumptions Used in Monte-Carlo Models	Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the PSP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2024	2023
	PSP	PSP
Average share price volatility FMCG comparator group (%)	24	24
Average correlation FMCG comparator group (%)	30	29